1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Aerospace  — 0.6%
2,000 Lockheed Martin Corp. .............................. $ 756,700
9,500 Rockwell Automation Inc. .......................... 2,717,190
3,473,890
Agriculture  — 0.6%
54,000 Archer-Daniels-Midland Co. ....................... 3,272,400
12,000 The Mosaic Co. ......................................... 382,920
3,655,320
Automotive  — 0.1%
10,000 PACCAR Inc. ............................................. 892,500
Automotive: Parts and Accessories  — 4.2%
76,000 Dana Inc. .................................................. 1,805,760
190,500 Genuine Parts Co.(a) ................................. 24,092,535
25,898,295
Broadcasting  — 0.3%
45,000 Liberty Global plc, Cl. A† ........................... 1,222,200
10,000 Liberty Global plc, Cl. C† ........................... 270,400
34,500 MSG Networks Inc., Cl. A† ......................... 503,010
1,995,610
Building and Construction  — 2.2%
30,000 Carrier Global Corp. ................................... 1,458,000
46,500 Fortune Brands Home & Security Inc. ........ 4,631,865
34,000 Herc Holdings Inc.† ................................... 3,810,380
50,000 Johnson Controls International plc ............. 3,431,500
13,331,745
Business Services  — 4.2%
13,200 Automatic Data Processing Inc. ................. 2,621,784
33,000 Mastercard Inc., Cl. A ................................ 12,047,970
2,400 MSC Industrial Direct Co. Inc., Cl. A ........... 215,352
32,000 Pentair plc ................................................. 2,159,680
21,000 S&P Global Inc. ......................................... 8,619,450
25,664,236
Cable and Satellite  — 0.9%
130,000 DISH Network Corp., Cl. A† ....................... 5,434,000
16,000 EchoStar Corp., Cl. A† ............................... 388,640
5,822,640
Communications Equipment  — 0.3%
42,000 Corning Inc. .............................................. 1,717,800
Computer Hardware  — 1.7%
48,000 Apple Inc. ................................................. 6,574,080
25,000 International Business Machines Corp. ....... 3,664,750
10,238,830
Computer Software and Services  — 2.0%
95,000 Hewlett Packard Enterprise Co. .................. 1,385,100
41,500 Microsoft Corp. ......................................... 11,242,350
12,627,450
Consumer Products  — 7.2%
11,000 Altria Group Inc. ........................................ 524,480
Shares
Market
Value
6,000 Edgewell Personal Care Co. ....................... $ 263,400
53,000 Energizer Holdings Inc. .............................. 2,277,940
30,000 Essity AB, Cl. A .......................................... 999,053
1,000 National Presto Industries Inc. ................... 101,650
34,500 Reckitt Benckiser Group plc ....................... 3,052,895
4,030,000 Swedish Match AB .................................... 34,366,203
42,000 Unilever plc, ADR ...................................... 2,457,000
44,042,621
Consumer Services  — 0.1%
1,600 Allegion plc ............................................... 222,880
16,000 Rollins Inc. ................................................ 547,200
770,080
Diversified Industrial  — 5.1%
78,000 Crane Co. .................................................. 7,204,860
36,000 Eaton Corp. plc .......................................... 5,334,480
1,500 Honeywell International Inc. ....................... 329,025
8,824 Ingersoll Rand Inc.† .................................. 430,700
48,000 ITT Inc. ..................................................... 4,396,320
36,000 Jardine Matheson Holdings Ltd. ................. 2,301,120
22,000 nVent Electric plc ....................................... 687,280
108,000 Textron Inc. ............................................... 7,427,160
154,000 Toray Industries Inc. .................................. 1,024,541
9,500 Trane Technologies plc .............................. 1,749,330
23,000 Trinity Industries Inc. ................................. 618,470
31,503,286
Electronics  — 2.1%
15,000 Sony Group Corp. ...................................... 1,460,237
32,000 Sony Group Corp., ADR ............................. 3,111,040
50,000 TE Connectivity Ltd. ................................... 6,760,500
10,000 Texas Instruments Inc. .............................. 1,923,000
13,254,777
Energy and Utilities: Electric  — 0.4%
7,500 Avangrid Inc. ............................................. 385,725
22,000 Korea Electric Power Corp., ADR ................ 237,600
8,000 Portland General Electric Co. ...................... 368,640
63,000 The AES Corp. ........................................... 1,642,410
2,634,375
Energy and Utilities: Integrated  — 0.5%
50,000 Energy Transfer LP .................................... 531,500
21,000 Eni SpA ..................................................... 255,731
6,500 Iberdrola SA, ADR ..................................... 317,557
57,000 OGE Energy Corp. ...................................... 1,918,050
3,022,838
Energy and Utilities: Natural Gas  — 1.7%
108,000 National Fuel Gas Co. ................................. 5,643,000
11,500 ONE Gas Inc. ............................................. 852,380
60,000 ONEOK Inc. ............................................... 3,338,400
7,500 Southwest Gas Holdings Inc. ..................... 496,425
10,330,205

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Oil  — 2.3%
50,000 Chevron Corp. ........................................... $ 5,237,000
7,000 ConocoPhillips .......................................... 426,300
7,747 Devon Energy Corp. ................................... 226,135
12,000 Exxon Mobil Corp. ..................................... 756,960
60,000 Hess Corp. ................................................ 5,239,200
18,000 Marathon Petroleum Corp. ......................... 1,087,560
6,000 Royal Dutch Shell plc, Cl. A, ADR ............... 242,400
15,000 TotalEnergies SE, ADR ............................... 678,900
13,894,455
Energy and Utilities: Services  — 0.5%
110,000 Halliburton Co. .......................................... 2,543,200
8,000 Schlumberger NV ...................................... 256,080
2,799,280
Energy and Utilities: Water  — 0.2%
5,000 Essential Utilities Inc. ................................ 228,500
25,000 Severn Trent plc ........................................ 864,908
1,093,408
Entertainment  — 2.5%
30,200 Grupo Televisa SAB, ADR .......................... 431,256
1,000 Madison Square Garden Entertainment
Corp.† ................................................... 83,970
2,000 Madison Square Garden Sports Corp.† ...... 345,140
300,000 ViacomCBS Inc., Cl. A ............................... 14,535,000
15,395,366
Environmental Services  — 0.2%
10,500 Republic Services Inc. ............................... 1,155,105
2,500 Waste Management Inc. ............................ 350,275
1,505,380
Equipment and Supplies  — 4.5%
8,500 A.O. Smith Corp. ....................................... 612,510
14,000 Danaher Corp. ........................................... 3,757,040
158,000 Flowserve Corp. ........................................ 6,370,560
52,000 Graco Inc. ................................................. 3,936,400
18,500 Minerals Technologies Inc. ........................ 1,455,395
153,500 Mueller Industries Inc. ............................... 6,648,085
15,200 Parker-Hannifin Corp. ................................ 4,668,072
27,448,062
Financial Services  — 15.9%
2,600 Alleghany Corp.† ....................................... 1,734,382
20,000 AllianceBernstein Holding LP ..................... 931,200
28,000 American Express Co. (a) ........................... 4,626,440
20,500 Ameris Bancorp ........................................ 1,037,915
6,000 Argo Group International Holdings Ltd. ...... 310,980
5,195 Banco Santander Chile, ADR ...................... 103,225
145,000 Bank of America Corp. ............................... 5,978,350
12,500 BNP Paribas SA ......................................... 783,632
42,000 Interactive Brokers Group Inc., Cl. A .......... 2,760,660
15,000 Jefferies Financial Group Inc. ..................... 513,000
Shares
Market
Value
12,000 JPMorgan Chase & Co. .............................. $ 1,866,480
56,000 Julius Baer Group Ltd. ............................... 3,654,450
23,000 Kinnevik AB, Cl. A ...................................... 1,041,680
74,000 Loews Corp. .............................................. 4,044,100
13,800 M&T Bank Corp. ........................................ 2,005,278
22,000 Marsh & McLennan Companies Inc. ........... 3,094,960
12,000 Morgan Stanley ......................................... 1,100,280
8,500 Popular Inc. .............................................. 637,925
66,000 SLM Corp. ................................................ 1,382,040
125,000 State Street Corp. ...................................... 10,285,000
265,000 Sterling Bancorp ....................................... 6,569,350
6,400 T. Rowe Price Group Inc. ........................... 1,267,008
307,000 The Bank of New York Mellon Corp. (a) ....... 15,727,610
16,200 The Goldman Sachs Group Inc. .................. 6,148,386
75,000 The PNC Financial Services Group Inc. (a) ... 14,307,000
53,000 Valley National Bancorp ............................. 711,790
120,000 Wells Fargo & Co. ..................................... 5,434,800
98,057,921
Food and Beverage  — 16.8%
1,000 Anheuser-Busch InBev SA/NV .................... 72,106
220,500 Brown-Forman Corp., Cl. A ........................ 15,545,250
34,000 Campbell Soup Co. .................................... 1,550,060
19,000 Coca-Cola Europacific Partners plc ............. 1,127,080
10,000 Coca-Cola Femsa SAB de CV, ADR ............. 529,300
6,000 Constellation Brands Inc., Cl. A .................. 1,403,340
40,000 Danone SA ................................................ 2,815,919
55,000 Davide Campari-Milano NV ........................ 736,618
49,500 Diageo plc, ADR ........................................ 9,488,655
85,000 Fomento Economico Mexicano SAB de CV,
ADR ...................................................... 7,183,350
1,000 General Mills Inc. ...................................... 60,930
1,830,000 Grupo Bimbo SAB de CV, Cl. A ................... 4,030,150
93,000 Heineken NV ............................................. 11,270,079
137,000 ITO EN Ltd. ............................................... 8,126,648
21,500 Kellogg Co. ............................................... 1,383,095
4,000 McCormick & Co. Inc. ............................... 352,121
31,500 McCormick & Co. Inc., Non-Voting ............ 2,782,080
37,000 Mondelēz International Inc., Cl. A ............... 2,310,280
34,000 Nestlé SA .................................................. 4,233,969
55,000 Nissin Foods Holdings Co. Ltd. .................. 3,960,574
35,000 PepsiCo Inc. .............................................. 5,185,950
26,000 Pernod Ricard SA ...................................... 5,771,282
38,500 Remy Cointreau SA ................................... 7,947,904
32,000 Sapporo Holdings Ltd. ............................... 665,953
10,000 The Coca-Cola Co. ..................................... 541,100
1,000 The Hershey Co. ........................................ 174,180
50,000 The Kraft Heinz Co. .................................... 2,039,000
32,000 Yakult Honsha Co. Ltd. .............................. 1,811,783
103,098,756
Health Care  — 4.7%
5,500 Abbott Laboratories ................................... 637,615
3,000 AbbVie Inc. ............................................... 337,920

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
4,000 Alcon Inc. ................................................. $ 281,040
75,000 Baxter International Inc. ............................. 6,037,500
4,400 Bio-Rad Laboratories Inc., Cl. A† ............... 2,834,876
92,500 Bristol-Myers Squibb Co. ........................... 6,180,850
70,000 Demant A/S† ............................................. 3,940,203
8,000 GlaxoSmithKline plc, ADR .......................... 318,560
32,000 Henry Schein Inc.† .................................... 2,374,080
16,000 Merck & Co. Inc. ....................................... 1,244,320
13,000 Novartis AG, ADR ...................................... 1,186,120
1,600 Organon & Co.† ........................................ 48,416
20,000 Pfizer Inc. ................................................. 783,200
45,000 Roche Holding AG, ADR ............................ 2,114,550
2,400 Zimmer Biomet Holdings Inc. .................... 385,968
28,705,218
Hotels and Gaming  — 0.2%
21,000 MGM Resorts International ........................ 895,650
1,500 Wynn Resorts Ltd.† ................................... 183,450
1,079,100
Machinery  — 3.5%
6,000 Caterpillar Inc. ........................................... 1,305,780
51,500 Deere & Co. .............................................. 18,164,565
10,000 Otis Worldwide Corp. ................................ 817,700
11,000 Xylem Inc. ................................................. 1,319,560
21,607,605
Metals and Mining  — 2.0%
100,000 Freeport-McMoRan Inc. ............................. 3,711,000
140,000 Newmont Corp. ......................................... 8,873,200
12,584,200
Paper and Forest Products  — 0.1%
23,000 Svenska Cellulosa AB SCA, Cl. A ................ 378,939
Publishing  — 0.0%
3,000 Value Line Inc. .......................................... 93,000
Real Estate Investment Trusts  — 0.6%
9,285 Indus Realty Trust Inc. ............................... 609,560
86,000 Weyerhaeuser Co. ..................................... 2,960,120
3,569,680
Retail  — 4.9%
14,000 Cie Financiere Richemont SA, Cl. A ............ 1,693,921
30,000 Copart Inc.† .............................................. 3,954,900
11,000 Costco Wholesale Corp. ............................. 4,352,370
92,000 CVS Health Corp. ....................................... 7,676,480
68,000 Ingles Markets Inc., Cl. A ........................... 3,962,360
76,000 Seven & i Holdings Co. Ltd. ....................... 3,623,673
5,300 The Home Depot Inc. ................................. 1,690,117
58,000 Walgreens Boots Alliance Inc. .................... 3,051,380
1,000 Walmart Inc. ............................................. 141,020
Shares
Market
Value
4,500 Weis Markets Inc. ...................................... $ 232,470
30,378,691
Specialty Chemicals  — 1.0%
3,500 Albemarle Corp. ........................................ 589,610
2,500 Ashland Global Holdings Inc. ..................... 218,750
40,000 Ferro Corp.† .............................................. 862,800
8,000 FMC Corp. ................................................. 865,600
46,000 H.B. Fuller Co. ........................................... 2,926,060
2,000 NewMarket Corp. ...................................... 643,960
600 Quaker Chemical Corp. .............................. 142,314
6,249,094
Telecommunications  — 4.4%
112,000 BCE Inc. .................................................... 5,523,840
190,000 Deutsche Telekom AG, ADR ....................... 4,039,400
17,000 Loral Space & Communications Inc. .......... 660,450
12,000 Orange SA, ADR ........................................ 137,280
12,000 Proximus SA ............................................. 231,791
65,000 Telefonica SA, ADR .................................... 305,500
135,000 Telephone and Data Systems Inc. ............... 3,059,100
94,000 TELUS Corp. ............................................. 2,108,420
196,000 Verizon Communications Inc. (a ) ................ 10,981,880
27,047,661
Transportation  — 1.5%
102,000 GATX Corp. ............................................... 9,023,940
Wireless Communications  — 0.0%
80,000 BT Group plc, Cl. A† .................................. 214,688
20,000 Turkcell Iletisim Hizmetleri A/S, ADR .......... 93,400
308,088
TOTAL COMMON STOCKS .................. 615,194,342
WARRANTS  — 0.0%
Energy and Utilities: Oil  — 0.0%
1,250 Occidental Petroleum Corp., expire
08/03/27† .............................................. 17,387
Retail  — 0.0%
28,000 Cie Financiere Richemont SA, expire
11/22/23† .............................................. 18,763
TOTAL WARRANTS .......................... 36,150
TOTAL INVESTMENTS — 100.0%
(Cost $203,364,694) .............................. $ 615,230,492
(a) Securities, or a portion thereof, with a value of $35,254,150 were deposited with Pershing LLC.
† Non-income producing security.
ADR American Depositary Receipt